Right of Use Assets (Details) - Schedule of Maturities of Lease Liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2023			¥ 7,911	$ 1,147
2024	¥ 8,094	$ 1,116	8,360	1,212
2025	6,327	873	4,210	610
2026	2,811	388	707	103
Total future minimum lease payments	17,232	2,377	21,188	3,072
Less: imputed interest	831	115	1,241	180
Present value of lease liabilities	¥ 16,401	$ 2,262	¥ 19,947	$ 2,892